Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

During the reporting periods, Agencia Cayman has three subsidiaries. Details of its subsidiaries are set out below:

Name of subsidiaries	Place of incorporation	Date of incorporation	Percentage of direct or indirect interests	Principal activities
Ping Shiang Holding Ltd (“Ping Shiang Holding”)	BVI	January 21, 2025	100.0%	Investment holding
Agencia Comercial Co., Ltd (“Agencia Taiwan”)	Taiwan	July 7, 2020	100.0%	Trading and Wholesale of whisky
AGCC Japan Investment Holdings Ltd	BVI	December 5, 2025	100.0%	Investment holding